Document And Entity Information	Mar. 03, 2021
Document Information [Line Items]
Entity, Registrant Name	iShares® Gold Trust
Document, Type	8-K
Document, Period End Date	Mar. 03, 2021
Entity, Incorporation, State or Country Code	NY
Entity, File Number	001-32418
Entity, Tax Identification Number	81-6124036
Entity, Address, Address Line One	400 Howard Street
Entity, Address, City or Town	San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	670-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares
Trading Symbol	IAU
Security Exchange Name	NYSEArca
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001278680